The Company and Basis of Presentation	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world’s largest kidney dialysis company, based on publicly reported sales and number of patients treated. The Company provides dialysis treatment and related dialysis care services to persons who suffer from end-stage renal disease (“ESRD”), as well as other health care services. The Company provides dialysis products for the treatment of ESRD, including products manufactured and distributed by the Company such as hemodialysis machines, peritoneal cyclers, dialyzers, peritoneal solutions, hemodialysis concentrates, solutions and granulates, bloodlines, renal pharmaceuticals and systems for water treatment. The Company supplies dialysis clinics it owns, operates or manages with a broad range of products and also sells dialysis products to other dialysis service providers. The Company describes its other health care services as “Care Coordination.” Care Coordination currently includes the coordinated delivery of pharmacy services, vascular, cardiovascular and endovascular specialty services, non-dialysis laboratory testing services, physician services, hospitalist and intensivist services, health plan services, ambulatory surgery center services and urgent care services, which, together with dialysis care services represent the Company’s health care services.

In these Notes, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires. “Fresenius SE” and “Fresenius SE & Co. KGaA” refer to Fresenius SE & Co. KGaA, a German partnership limited by shares resulting from the change of legal form of Fresenius SE (effective as of January 2011), a European Company (Societas Europaea) previously called Fresenius AG, a German stock corporation. “Management AG” and the “General Partner” refer to Fresenius Medical Care Management AG which is FMC-AG & Co. KGaA’s general partner and is wholly owned by Fresenius SE. “Management Board” refers to the members of the management board of Management AG and, except as otherwise specified, “Supervisory Board” refers to the supervisory board of FMC-AG & Co. KGaA. “Ordinary shares” refers to the ordinary shares prior to the conversion in 2013 of the Company’s preference shares into ordinary shares. Following the conversion, the Company refers to their ordinary shares as “shares,” see Note 12 “Shareholders’ Equity.” The term “North America Segment” refers to the North America operating segment; the term “EMEA Segment” refers to the Europe, Middle East and Africa operating segment, the term “Asia-Pacific Segment” refers to the Asia-Pacific operating segment, and the term “Latin America Segment” refers to the Latin America operating segment. For further discussion of the Company’s operating segments, see Note 22 “Segment and Corporate Information.”

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with the United States’ generally accepted accounting principles (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

Summary of Significant Accounting Policies

a) Principles of Consolidation

The consolidated financial statements include the earnings of all companies in which the Company has legal or effective control. This includes variable interest entities (“VIEs”) for which the Company is deemed the primary beneficiary. The Company also consolidates certain clinics that it manages and financially controls. Noncontrolling interests represent the proportionate equity interests in the Company’s consolidated entities that are not wholly owned by the Company. Noncontrolling interests of acquired entities are valued at fair value. The equity method of accounting is used for investments in associated companies over which the Company has significant exercisable influence, even when the Company holds 50% or less of the common stock of the entity. All significant intercompany transactions and balances have been eliminated.

The Company has entered into various arrangements with certain legal entities whereby the entities' equity holders lack the power to direct the activities that most significantly impact the entities’ performance, and the obligation to absorb expected losses and receive expected residual returns of the legal entities. In these arrangements, the entities are VIEs in which the Company has been determined to be the primary beneficiary and which therefore have been fully consolidated. During 2016, as a result of the changes arising from the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update 2015-02 (“ASU 2015-02”), the Company has reassessed all of its arrangements with joint ventures and other partners. With the adoption of ASU 2015-02, the Company has presented the VIE data below on a retrospective basis which is applied using the VIE entities in place as of December 31, 2016 for 2015 and 2014 utilizing a pro forma presentation to ensure comparability. For further information on the Company’s adoption of ASU 2015-02, see 1t) below. In the North America Segment, 111 formerly consolidated VIEs do not follow the variable interest entity guidance any longer, but are consolidated through contractual management agreements. In 2016, 26 VIEs are now consolidated because of newly entered arrangements as well as one entity ceased to be a VIE because the arrangement was dissolved. In the EMEA Segment, one VIE was liquidated. The Company has provided some or all of the following services to VIEs: management, financing or product supply. Consolidated VIEs generated approximately $251,594, $246,983 and $320,254 in revenue in 2016, 2015, and 2014, respectively. At December 31, 2016 and 2015 the Company provided funding to VIEs through loans and accounts receivable of $188,299 and $196,199, respectively. The table below shows the carrying amounts of the assets and liabilities of VIEs at December 31, 2016 and 2015:

	2016	2015
Trade accounts receivable, net	$80.080	$97.326
Other current assets	85.948	80.596
Property, plant and equipment, intangible assets & other non-current assets	57.306	60.155
Goodwill	31.931	31.995
Accounts payable, accrued expenses and other liabilities	191.223	204.126
Non-current loans from related parties	54.301	41.151
Equity	9.741	24.795

b) Cash and Cash Equivalents

Cash and cash equivalents comprise cash funds and all short-term, liquid investments with original maturities of up to three months.

c) Inventories

Inventories are stated at the lower of cost (determined by using the average or first-in, first-out method) or net realizable value (see Note 3). Costs included in inventories are based on invoiced costs and/or production costs or the marked to market valuation, as applicable. Included in production costs are material, direct labor and production overhead, including depreciation charges.

d) Property, Plant and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation (see Note 5). Significant improvements are capitalized; repairs and maintenance costs that do not extend the useful lives of the assets are charged to expense as incurred. Property and equipment under capital leases are stated at the present value of future minimum lease payments at the inception of the lease, less accumulated depreciation. Depreciation on property, plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets ranging from 4 to 50 years for buildings and improvements with a weighted average life of 13 years and 3 to 19 years for machinery and equipment with a weighted average life of 10 years. Equipment held under capital leases and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset. Internal use platform software that is integral to the computer equipment it supports is included in property, plant and equipment. The Company capitalizes interest on borrowed funds during construction periods. Interest capitalized during 2016, 2015, and 2014 was $4.954, $6.082 and $4.285, respectively.

e) Intangible Assets and Goodwill

Intangible assets such as non-compete agreements, technology, distribution rights, patents, licenses to treat, licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses, trade names, management contracts, application software, acute care agreements, customer relationships and lease agreements are recognized and reported apart from goodwill (see Note 6). Patient relationships however are not reported as separate intangible assets due to the missing contractual basis but are part of goodwill.

Goodwill and identifiable intangibles with indefinite useful lives are not amortized but tested for impairment annually or when an event becomes known that could trigger an impairment. The Company identified trade names and certain qualified management contracts as intangible assets with indefinite useful lives because, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which those assets are expected to generate net cash inflows for the Company. Intangible assets with finite useful lives are amortized over their respective useful lives to their residual values. The Company amortizes non-compete agreements over their useful life which on average is 6 years. Technology is amortized over its useful life of 15 years. Licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses are amortized over their useful life which on average is 10 years. Customer relationships are amortized over their useful life of 10 years. All other intangible assets are amortized over their weighted average useful lives of 7 years. The weighted average useful life of all amortizable intangible assets is 8 years. Intangible assets with finite useful lives are evaluated for impairment when events have occurred that may give rise to an impairment.

To perform the annual impairment test of goodwill, the Company identified its reporting units and determined their carrying value by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those reporting units. The reporting units are the North America Segment, EMEA Segment, Asia-Pacific Segment and the Latin America Segment. For the purpose of goodwill impairment testing, all corporate assets and liabilities are allocated to the reporting units.

In a first step, the Company compares the fair value of a reporting unit to its carrying amount. Fair value is determined using estimated future cash flows for the unit discounted by an after-tax weighted average cost of capital (“WACC”) specific to that reporting unit. Estimating the future cash flows involves significant assumptions, especially regarding future reimbursement rates and sales prices, number of treatments, sales volumes and costs. In determining discounted cash flows, the Company utilizes for every reporting unit, its three-year budget, projections for years 4 to 10 and a representative growth rate for all remaining years. Projections for up to ten years are possible due to the stability of the Company’s business which, results from the non-discretionary nature of the health care services the Company provides, the need for products utilized to provide such services and the availability of government reimbursement for a substantial portion of our services. The reporting units’ average revenue growth for the ten year planning period is within a mid single-digit range for the North America Segment, EMEA Segment and the Latin America Segment, whereas for the Asia-Pacific Segment the average revenue growth is in the high single-digits. A substantial portion of the Company’s profit is generated in the North America Segment. The Company expects a stable operating income margin with a higher margin in dialysis business compensating a lower margin in Care Coordination. The reporting units’ respective expected growth rates for the period beyond ten years are: North America Segment 1%, EMEA Segment 0%, Asia-Pacific Segment 4% and Latin America Segment 3.5%. The discount factor is determined by the WACC of the respective reporting unit. The Company’s WACC consisted of a basic rate of 5.14% for 2016. The basic rate is then adjusted by a country-specific risk rate and, if appropriate, by a factor to reflect higher risks associated with the cash flows from recent material acquisitions, until they are appropriately integrated, within each reporting unit. In 2016, WACCs for the reporting units ranged from 5.12% to 15.88%.

In the case that the fair value of the reporting unit is less than its carrying value, a second step would be performed which compares the implied fair value of the reporting unit's goodwill to the carrying value of its goodwill. If the fair value of the goodwill is less than the carrying value, the difference is recorded as an impairment.

To evaluate the recoverability of intangible assets with indefinite useful lives, the Company compares the fair values of intangible assets with their carrying values. An intangible asset's fair value is determined using a discounted cash flow approach or other methods, if appropriate.

f) Derivative Financial Instruments

Derivative financial instruments, which primarily include foreign currency forward contracts and interest rate swaps, are recognized as assets or liabilities at fair value in the balance sheet (see Note 19). From time to time, the Company may enter into other types of derivative instruments which are dealt with on a transaction by transaction basis. Changes in the fair value of derivative financial instruments classified as fair value hedges and in the corresponding underlying assets and liabilities are recognized periodically in earnings, while the effective portion of changes in fair value of derivative financial instruments classified as cash flow hedges is recognized in accumulated other comprehensive income (loss) (“AOCI”) in shareholders’ equity. The ineffective portion is recognized in current net earnings. The change in fair value of derivatives that do not qualify for hedge accounting are recorded in the income statement and usually offset the changes in value recorded in the income statement for the underlying asset or liability.

g) Foreign Currency Translation

For purposes of these consolidated financial statements, the U.S. dollar is the reporting currency. Substantially all assets and liabilities of the parent company and all non-U.S. subsidiaries are translated at year-end exchange rates, while revenues and expenses are translated at average exchange rates. Adjustments for foreign currency translation fluctuations are excluded from net earnings and are reported in AOCI. In addition, the translation adjustments of certain intercompany borrowings, which are of a long-term nature, are reported in AOCI.

h) Revenue Recognition and Allowance for Doubtful Accounts

Revenue Recognition

Health Care revenues, other than the hospitalist revenues discussed below, are recognized on the date the patient receives treatment and includes amounts related to certain services, products and supplies utilized in providing such treatment. The patient is obligated to pay for health care services at amounts estimated to be receivable based upon the Company’s standard rates or at rates determined under reimbursement arrangements. In the U.S., these arrangements are generally with third party payors, such as Medicare, Medicaid or commercial insurers. Outside the U.S., the reimbursement is usually made through national or local government programs with reimbursement rates established by statute or regulation.

Dialysis product revenues are recognized upon transfer of title to the customer, either at the time of shipment, upon receipt or upon any other terms that clearly define passage of title. Product revenues are normally based upon pre-determined rates that are established by contractual arrangement.

For both health care revenues and dialysis product revenues, patients, third party payors and customers are billed at our standard rates net of contractual allowances, discounts or rebates to reflect the estimated amounts to be receivable from these payors.

In the U.S., hospitalist revenues are reported at the estimated net realizable amount from third-party payors, client hospitals, and others at the time services are provided. Third-party payors include federal and state agencies (under the Medicare and Medicaid programs), managed care health plans, and commercial insurance companies. Inpatient acute care services rendered to Medicare and Medicaid program beneficiaries are paid according to a fee-for-service schedule. These rates vary according to a patient classification system that is based on clinical, diagnostic and other factors. Inpatient acute services generated through payment arrangements with managed care health plans and commercial insurance companies are recorded on an accrual basis in the period in which services are provided at established rates. Contractual adjustments and bad debts are recorded as deductions from gross revenue to determine net revenue. In addition to the net patient service revenue described below, the company receives subsidies from hospitals to provide hospitalist services.

For services performed for patients where the collection of the billed amount or a portion of the billed amount cannot be determined at the time services are performed, Health Care Entities must record the difference between the receivable recorded and the amount estimated to be collectible as a provision with the expense presented as a reduction of Health Care revenue. The provision includes such items as amounts due from patients without adequate insurance coverage and patient co-payment and deductible amounts due from patients with health care coverage. The Company determines the provision primarily on past collection history and reports it as “Patient service bad debt provision” on the Consolidated Statements of Income.

A portion of product revenues outside the North America Segment is generated from arrangements which give the customer, typically a healthcare provider, the right to use dialysis machines. In the same contract the customer agrees to purchase the related treatment disposables at a price marked up from the standard price list. If the right to use the machine is conveyed through an operating lease, FMC-AG & Co. KGaA does not recognize revenue upon delivery of the dialysis machine but recognizes revenue on the sale of disposables with revenue for the use of dialysis machines recognized over the term of the lease contract. If the lease of the machines is a sales type lease, ownership of the dialysis machine is transferred to the user upon installation of the dialysis machine at the customer site. In this type of contract, revenue is recognized in accordance with the accounting principles for sales type leases.

Any tax assessed by a governmental authority that is incurred as a result of a revenue transaction (e.g. sales tax) is excluded from revenues and the related revenue is reported on a net basis.

Allowance for Doubtful Accounts

In the North America Segment for receivables generated from health care services, the accounting for the allowance for doubtful accounts is based on an analysis of collection experience and recognizing the differences between payors. The Company also performs an aging of accounts receivable which enables the review of each customer and their payment pattern. From time to time, accounts receivable are reviewed for changes from the historic collection experience to ensure the appropriateness of the allowances.

The allowance for doubtful accounts in the EMEA Segment, the Asia-Pacific Segment, the Latin America Segment and the dialysis products business in the North America Segment is an estimate comprised of customer specific evaluations regarding their payment history, current financial stability, and applicable country specific risks for receivables that are overdue more than one year. The changes in the allowance for these receivables are recorded in Selling, general and administrative as an expense.

When all efforts to collect a receivable, including the use of outside sources where required and allowed, have been exhausted, and after appropriate management review, a receivable deemed to be uncollectible is considered a bad debt and written off.

i) Research and Development Expenses

Research and development expenses are expensed as incurred.

j) Income Taxes

Current taxes are calculated based on the profit (loss) of the fiscal year and in accordance with local tax rules of the respective tax jurisdictions. Expected and executed additional tax payments and tax refunds for prior years are also taken into account. Benefits from income tax positions have been recognized only when it was more likely than not that the Company would be entitled to the economic benefits of the tax positions. The more-likely-than-not threshold has been determined based on the technical merits that the position will be sustained upon examination. If a tax position meets the more-likely-than-not recognition threshold, management estimates the largest amount of tax benefit that is more than fifty percent likely to be realized upon settlement with a taxing authority, which becomes the amount of benefit recognized. If a tax position is not considered more likely than not to be sustained based solely on its technical merits, no benefits are recognized.

The Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis, tax credits and tax loss carryforwards. Deferred tax assets and liabilities are measured using the respective countries enacted tax rates to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is recorded to reduce the carrying amount of the deferred tax assets to the amount more likely than not to be realized (see Note 16).

It is the Company’s policy that assets for uncertain tax positions are recognized to the extent it is more likely than not the tax will be recovered. It is also the Company’s policy to recognize interest and penalties related to its income tax positions as income tax expense.

k) Impairment

The Company reviews the carrying value of its long-lived assets or asset groups with definite useful lives to be held and used for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying value of an asset to the future net cash flows directly associated with the asset. If assets are considered to be impaired, the impairment recognized is the amount by which the carrying value exceeds the fair value of the asset. The Company uses a discounted cash flow approach or other methods, if appropriate, to assess fair value.

Long-lived assets to be disposed of by sale are reported at the lower of carrying value or fair value less cost to sell and depreciation is ceased. Long-lived assets to be disposed of other than by sale are considered to be held and used until disposal.

For the Company’s policy related to goodwill impairment, see 1e) above.

l) Debt Issuance Costs

Debt issuance costs related to a recognized debt liability are presented on the balance sheet as a direct deduction from the carrying amount of that debt liability. These costs are amortized over the term of the related obligation (see Note 9).

m) Self-insurance Programs

Under the Company’s insurance programs for professional, product and general liability, auto liability and worker’s compensation claims and medical malpractice claims, the Company's largest subsidiary is partially self-insured for professional liability claims. For all other coverage, the Company assumes responsibility for incurred claims up to predetermined amounts above which third party insurance applies. Reported liabilities for the year represent estimated future payments of the anticipated expense for claims incurred (both reported and incurred but not reported) based on historical experience and existing claim activity. This experience includes both the rate of claims incidence (number) and claim severity (cost) and is combined with individual claim expectations to estimate the reported amounts.

n) Concentration of Risk

The Company is engaged in the manufacture and sale of products for all forms of kidney dialysis, principally to healthcare providers throughout the world, and in providing kidney dialysis treatment. The Company also provides additional health care services under Care Coordination. The Company performs ongoing evaluations of its customers' financial condition and, generally, requires no collateral.

Revenues which were earned and subject to regulations under Medicare and Medicaid, governmental healthcare programs administered by the United States government, were approximately 32% in 2016 and 2015, and 31% in 2014 of the Company's worldwide revenues.

No single debtor other than U.S. Medicare and Medicaid accounted for more than 5% of total trade accounts receivable in any of these years. Trade accounts receivable outside the North America Segment are, for a large part, due from government or government-sponsored organizations that are established in the various countries within which the Company operates. Amounts pending approval from third party payors represent less than 3% at December 31, 2016.

See Note 3 for discussion of suppliers with long-term purchase commitments.

o) Legal Contingencies

From time to time, during the ordinary course of the Company's operations, the Company is party to litigation and arbitration and is subject to investigations relating to various aspects of its business (see Note 18). The Company regularly analyzes current information about such claims for probable losses and provides accruals for such matters, including the estimated legal expenses and consulting services in connection with these matters, as appropriate. The Company utilizes its internal legal department as well as external resources for these assessments. In making the decision regarding the need for loss accrual, the Company considers the degree of probability of an unfavorable outcome and its ability to make a reasonable estimate of the amount of loss.

The filing of a suit or formal assertion of a claim or assessment, or the disclosure of any such suit or assertion, does not necessarily indicate that accrual of a loss is appropriate.

p) Earnings Per Share

Basic earnings per share is calculated by dividing net income attributable to shareholders by the weighted average number of shares outstanding during the year. Diluted earnings per share include the effect of all potentially dilutive instruments on shares that would have been outstanding during the years presented had the dilutive instruments been issued.

Equity-settled awards granted under the Company's stock incentive plans (see Note 15), are potentially dilutive equity instruments.

q) Treasury Stock

The Company may, from time to time, acquire its own shares (“Treasury Stock”) as approved by its shareholders. The acquisition, sale or retirement of its Treasury Stock is recorded separately in equity. For the calculation of basic earnings per share, treasury stock is not considered outstanding and is therefore deducted from the number of shares outstanding with the value of such Treasury Stock shown as a reduction of the Company’s equity.

r) Employee Benefit Plans

For the Company’s funded benefit plans, the defined benefit obligation is offset against the fair value of plan assets (funded status). A pension liability is recognized in the Consolidated Balance Sheets if the defined benefit obligation exceeds the fair value of plan assets. A pension asset is recognized (and reported under “Other assets and notes receivables” in the Consolidated Balance Sheets) if the fair value of plan assets exceeds the defined benefit obligation and if the Company has a right of reimbursement against the fund or a right to reduce future payments to the fund. Changes in the funded status of a plan resulting from actuarial gains or losses and prior service costs or credits that are not recognized as components of the net periodic benefit cost are recognized through accumulated other comprehensive income, net of tax, in the year in which they occur. Actuarial gains or losses and prior service costs are subsequently recognized as components of net periodic benefit cost when realized. The Company uses December 31 as the measurement date when measuring the funded status of all plans.

s) Share-based Plans

The grant date fair value of stock options and convertible equity instruments that are settled by delivering equity-instruments granted to the Management Board and executive employees of the group entities by FMC-AG & Co. KGaA is measured using the binominal option pricing model and recognized as expense over the vesting period of the stock option plans. For certain exceptions a shorter vesting period may apply after which the stock options will not forfeit in any way. In such cases the vesting period is shortened accordingly.

The balance sheet date fair value of cash-settled phantom stocks granted to the Management Board and executive employees of the Company is calculated using the binominal option pricing model. The corresponding liability based on the balance sheet date fair value is accrued over the vesting period of the phantom stock plans. For certain exceptions a shorter vesting period may apply after which the phantom stocks will not forfeit in any way. In such cases the vesting period is shortened accordingly.

The balance sheet date fair value of cash-settled performance shares granted to the Management Board and executive employees of the Company is calculated using the Monte Carlo pricing model. The corresponding liability based on the balance sheet date fair value is accrued over the vesting period of the performance share plan. For certain exceptions a shorter vesting period may apply after which the performance shares will not forfeit in any way. In such cases the vesting period is shortened accordingly.

Two of the Company’s subsidiaries are authorized to issue Incentive Units (see Note 15). The balance sheet date fair value of the awards under the subsidiary stock incentive plans, whereby Incentive Units are issued by certain of the Company’s subsidiaries, is calculated using the Monte Carlo pricing model. The corresponding liability is accrued over the vesting period of the Incentive Units.

t) Recent Pronouncements

Recently Implemented Accounting Pronouncements

On February 18, 2015, FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis, which focuses on clarifying guidance related to the evaluation of various types of legal entities such as limited partnerships, limited liability corporations and certain security transactions for consolidation. The update is effective for fiscal years beginning after December 15, 2015, and for interim periods within fiscal years beginning after December 15, 2015. The Company has implemented ASU 2015-02 on a retrospective basis which is applied using the VIE entities in place as of December 31, 2016 for 2015 and 2014 utilizing a pro forma presentation to ensure comparability. These types of legal entities are predominantly utilized in the U.S. The consolidation disclosures in “a) Principles of Consolidation” above were amended in relation to this ASU.

On November 20, 2015, FASB issued Accounting Standards Update 2015-17 (“ASU 2015-17”) Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which focuses on reducing the complexity of classifying deferred taxes on the balance sheet. ASU 2015-17 eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and non-current in a classified balance sheet and requires the classification of all deferred tax assets and liabilities as non-current. The update is effective for fiscal years and interim periods within those years beginning after December 15, 2016. The Company adopted this ASU as of March 31, 2016. In accordance with ASU 2015-17, deferred taxes recorded as of December 31, 2015 within current assets and liabilities have been reclassified to non-current assets and liabilities in the amount of $216,127 and $36,399, respectively. As a result of deferred tax netting, non-current assets and liabilities were then adjusted in the amount of $168,232.

The Company has prepared its consolidated financial statements in accordance with U.S. GAAP for the periods presented in these Notes. The discussion below regarding accounting standards not yet adopted does not apply beyond the fiscal year 2016. Starting on January 1, 2017, the Company will prepare its consolidated financial statements in accordance with International Financial Reporting Standards.

Recent Accounting Pronouncements Not Yet Adopted